Cover Document	Feb. 27, 2020
Cover page.
Amendment Flag	false
Title of 12(b) Security	Ordinary shares, nominal value €0.01
Entity Address, Postal Zip Code	AL10 9UL
Document Type	8-K
Document Period End Date	Feb. 27, 2020
Entity Registrant Name	MYLAN N.V.
Entity Incorporation, State or Country Code	P7
Entity File Number	333-199861
Entity Address, Address Line One	Building 4
Entity Address, Address Line Two	Trident Place
Entity Address, Address Line Three	Mosquito Way
Entity Address, City or Town	Hatfield
Entity Tax Identification Number	98-1493528
Entity Address, Country	GB
Country Region	44
City Area Code	1707
Local Phone Number	853-000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	MYL
Security Exchange Name	NASDAQ
Entity Central Index Key	0001623613